Geographic Information - Summary of Geographical Information on Company's Revenues, Property,Plant and Equipment and Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of geographical areas [line items]
Revenues	$ 7,829.7	$ 9,963.0
Property, plant and equipment, intangible assets and right-of-use assets	2,725.4	2,839.1
United States [member]
Disclosure of geographical areas [line items]
Revenues	4,522.8	6,007.1
Property, plant and equipment, intangible assets and right-of-use assets	252.9	336.9
Canada [member]
Disclosure of geographical areas [line items]
Revenues	1,102.2	1,561.5
Property, plant and equipment, intangible assets and right-of-use assets	906.2	901.0
Europe [member]
Disclosure of geographical areas [line items]
Revenues	1,117.8	1,246.2
Property, plant and equipment, intangible assets and right-of-use assets	566.6	549.1
Asia Pacific [member]
Disclosure of geographical areas [line items]
Revenues	489.9	561.0
Property, plant and equipment, intangible assets and right-of-use assets	58.7	118.4
Latin America [member]
Disclosure of geographical areas [line items]
Revenues	585.4	571.4
Property, plant and equipment, intangible assets and right-of-use assets	941.0	927.5
Other [member]
Disclosure of geographical areas [line items]
Revenues	11.6	15.8
Property, plant and equipment, intangible assets and right-of-use assets	$ 0.0	$ 6.2